Tax (Tables)	6 Months Ended
Jun. 30, 2020
4. Tax
Deferred tax assets and liabilities
	As at	As at
	30.06.20	31.12.19
Deferred tax assets and liabilities	£m	£m
USA	2,168	2,052
Other territories	471	408
Deferred tax assets	2,639	2,460
Deferred tax liabilities - UK	(1,084)	(80)

Analysis of deferred tax assets
Temporary differences	2,184	1,937
Tax losses	455	523
Deferred tax assets	2,639	2,460